Revenue (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 173.1	$ 172.7
Revenue-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45.3	34.1
Streams
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	103.7	116.3
Profit-based royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11.8	8.9
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12.3	13.4
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	118.3	122.9
Provisional price adjustment	0.3
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23.5	24.4
Platinum-group metals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9.3	10.7
Provisional price adjustment	0.1
Other minerals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3.0	3.8
Oil and gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	19.0	10.9
Latin American
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	77.1	86.7
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30.6	24.0
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31.8	29.2
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 33.6	$ 32.8